Document and Entity Information	Jul. 27, 2026
Cover [Abstract]
Entity Registrant Name	LATTICE SEMICONDUCTOR CORP
Amendment Flag	true
Entity Central Index Key	0000855658
Document Type	8-K/A
Document Period End Date	Jul. 27, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-18032
Entity Tax Identification Number	93-0835214
Entity Address, Address Line One	5555 NE Moore Court
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
City Area Code	(503)
Local Phone Number	268-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	LSCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Lattice Semiconductor Corporation (“Lattice” or the “Company”) with the U.S. Securities and Exchange Commission for the purpose of amending and supplementing Item 9.01 of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on July 27, 2026 (the “Original Form 8-K”), in which the Company reported, among other things, the completion of the Company’s acquisition of AMI TopCo, Inc. (“AMI”) pursuant to that certain Agreement and Plan of Merger, dated as of May 4, 2026, by and among the Company, certain of its wholly owned subsidiaries, AMI and THL AMI Aggregator, LP (solely in its capacity as the representative of the securityholders of AMI) (the “Transaction”). This Amendment amends the Original Form 8-K to provide the historical audited and unaudited financial statements of the business acquired and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Original Form 8-K in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K. This Amendment does not amend any other item of the Original Form 8-K, and all other information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference in this Amendment.